Going Concern and Liquidity (Additional Information) (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 18, 2026	Dec. 31, 2024
Going Concern and Liquidity [Line Items]
Cash and cash equivalents		$ 9,283,566	$ 25,289,260		$ 2,081,086
Accumulated deficit		$ 10,599,083	$ 22,382,956		$ 2,069,820
Series A-1 Convertible Preferred Stock
Going Concern and Liquidity [Line Items]
Temporary equity / Convertible preferred stock, issued	558,116	1,933,605	558,116
Shares issued, price per share	$ 6.2711	$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds	$ 3,500,000		$ 3,500,000
IPO [Member]
Going Concern and Liquidity [Line Items]
Shares issued, price per share				$ 5